Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred financing costs	$ 983,857
Issuance of notes payable	617,018
Debt financing costs amortization	60,398
AFH [Member]
Deferred financing costs	401,118
Depositor [Member]
Federal insurance coverage cost			$ 250,000
Minimum [Member]
Estimated useful lives of property and equipment	3 years
Maximum [Member]
Estimated useful lives of property and equipment	7 years